Financial income and expense - Disclosure of Detailed Information about Financial Expense (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Net foreign exchange loss	SFr (9)	SFr (1,177)	SFr 0	SFr (1,722)
Interest expense on leases	(6)	(9)	(13)	(18)
Other financial expenses	(3)	(6)	(7)	(9)
Total	SFr (18)	SFr (1,192)	SFr (20)	SFr (1,749)